Related Party Transactions - Summary of Information About Loans Executives (Detail) - EUR (€)	Sep. 30, 2021	Dec. 31, 2020
Loans To The Executives [Line Items]
Nominal Amount	€ 28,664,736	€ 6,100,000
Fair Value of December 31, (see note10A.iii)		4,244,000
Tim Holbrow
Loans To The Executives [Line Items]
Nominal Amount		600,000
Fair Value of December 31, (see note10A.iii)		426,000
Avinash Rugoobur
Loans To The Executives [Line Items]
Nominal Amount		3,000,000
Fair Value of December 31, (see note10A.iii)		2,130,000
Mike Ableson
Loans To The Executives [Line Items]
Nominal Amount		1,500,000
Fair Value of December 31, (see note10A.iii)		978,000
Daniel Chin
Loans To The Executives [Line Items]
Nominal Amount		1,000,000
Fair Value of December 31, (see note10A.iii)		€ 710,000